OTHER LIABILITIES - Disclosure of detailed information about changes in deferred revenue balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Balance, beginning of year	$ 891	$ 815
Amounts invoiced and revenue deferred	3,209	5,401
Recognition of deferred revenue	(3,497)	(5,325)
Balance, end of year	$ 603	$ 891